Note 15 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer, Excluding Assessed Tax	$ 83,795	$ 80,899
Capital expenditures	2,461	3,918
Assets	86,186	87,965
Cost of operations	(66,566)	(66,735)
Selling, general and administrative	(10,248)	(10,227)
Depreciation and amortization	(3,906)	(3,826)
Interest expense, net	(2,040)	(2,098)
Other	7	0
Income (loss) before income taxes	1,042	(1,987)
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
Capital expenditures	52	93
Assets	64,247	65,453
Cost of operations	0	0
Selling, general and administrative	(3,146)	(3,495)
Depreciation and amortization	(230)	(253)
Interest expense, net	(1,983)	(2,068)
Other	0
Income (loss) before income taxes	(5,359)	(5,816)
Operating Segments and Corporate Non Segment [Member]
Assets	161,847	164,962
Intersegment Eliminations [Member]
Assets	(75,661)	(76,997)
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	45,922	44,611
Cost of operations	(35,940)	(35,642)
Waste Management Services [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	45,922	44,611
Capital expenditures	291	205
Assets	35,100	35,839
Cost of operations	(35,940)	(35,642)
Selling, general and administrative	(4,954)	(4,847)
Depreciation and amortization	(196)	(109)
Interest expense, net	(27)	0
Other	7
Income (loss) before income taxes	4,812	4,013
Golf and Related Operations [Member]
Cost of operations	(24,521)	(24,775)
Golf and Related Operations [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	37,873	36,288
Capital expenditures	2,118	3,620
Assets	62,500	63,670
Cost of operations	(30,626)	(31,093)
Selling, general and administrative	(2,148)	(1,885)
Depreciation and amortization	(3,480)	(3,464)
Interest expense, net	(30)	(30)
Other	0
Income (loss) before income taxes	$ 1,589	$ (184)